SHARE-BASED COMPENSATION - Kaixin Auto 2023 Plan (Details) - Kaixin 2023 Plan - shares	12 Months Ended
	Dec. 31, 2023	Mar. 13, 2023
SHARE-BASED COMPENSATION
Aggregate number of shares to be issued		2,633,333
Restricted shares
SHARE-BASED COMPENSATION
Options granted	2,633,333